ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:
Medical equipment	5 years

SCHEDULE OF PROPERTY AND EQUIPMENT

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	December 31,
	2021	2020
Medical equipment	$102,084	$-
Total	102,084	-
Less, accumulated depreciation	(19,899)	-
Equipment, net	$82,185	$-